Cover	May 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2026
Entity File Number	001-15943
Entity Registrant Name	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.
Entity Central Index Key	0001100682
Entity Tax Identification Number	06-1397316
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	251 Ballardvale Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	781
Local Phone Number	222-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	CRL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false